Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Other assets-Other:
Securities received as collateral		¥ 309,466	¥ 268,591
Goodwill and other intangible assets		40,927	36,194
Deferred tax assets		18,026	22,645
Investments in equity securities for other than operating purposes	[1]	261,169	249,865
Deposit receivables	[2]	269,834	298,705
Prepaid expenses		29,016	19,727
Other		86,225	118,980
Total, Other assets-Other		1,014,663	1,014,707
Other liabilities:
Obligation to return securities received as collateral		309,466	268,591
Accrued income taxes		46,959	42,254
Other accrued expenses and provisions		484,410	479,491
Operating lease liabilities		200,262	193,883
Other		178,061	191,302
Total, Other liabilities		¥ 1,219,158	¥ 1,175,521
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Operating lease liabilities	Operating lease liabilities

[1]	Includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2023 and as of September 30, 2023 respectively.
[2]	Includes Japan Securities Clearing Corporation’s clearing fund.